Acquisitions (Tables) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 17, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following reflects the Company's pro forma results had the results of the HHI Business been included for all periods presented.

	2013	2012	2011
Net sales:
Reported Net sales	$4,085,581	$3,252,435	$3,186,916
HHI Business adjustment (1)	191,777	973,648	975,096
Pro forma Net sales	$4,277,358	$4,226,083	$4,162,012

Net (loss) income:
Reported Net (loss) income (2) (3)	$(47,510)	$52,795	$(74,626)
HHI Business adjustment (1)	4,942	76,120	77,035
Pro forma Net (loss) income	$(42,568)	$128,915	$2,409

(1)
The results related to the HHI Business adjustment do not reflect the TLM Taiwan business as stand alone financial data is not available for the periods presented. The TLM Taiwan business is not deemed material to the operating results of the Company.

(2)
Included in Reported Net (loss) income for Fiscal 2013, is an adjustment of $49,848 to record the income tax benefit resulting from the reversal of U.S. valuation allowances on deferred tax assets as a result of the HHI Business acquisition. For information pertaining to the income tax benefit, see Note 9, “Income Taxes.”

(3)
Included in Reported Net (loss) income for Fiscal 2013, is $36,932, of Acquisition and integration related charges as a result of the HHI Business acquisition. For information pertaining to Acquisition and integration related charges, see Note 2, “Significant Accounting Policies - Acquisition and Integration Related Charges.”

Business Combination, Acquisition and Integration Related Costs	$ 48,445	$ 31,066	$ 36,603
HHI Business [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
The preliminary valuation of the assets acquired and liabilities assumed for the HHI Business, including a reconciliation to the preliminary valuation reported as of December 30, 2012, is as follows:

	HHI Business Preliminary Valuation December 30, 2012	TLM Taiwan Preliminary Valuation June 30, 2013	Adjustments / reclassifications	Preliminary Valuation September 30, 2013
Cash	$17,406	843	$5,836	$24,085
Accounts receivable	104,641	11	4,007	108,659
Inventory	207,160	1,135	62	208,357
Prepaid expenses and other	13,311	2,148	(6,176)	9,283
Property, plant and equipment	104,502	36,750	(2,861)	138,391
Intangible assets	470,000	17,100	2,000	489,100
Other long-term assets	3,051	124	4,339	7,514
Total assets acquired	$920,071	$58,111	$7,207	$985,389
Accounts payable	130,140	—	7,967	138,107
Deferred tax liability - current	7,081	—	83	7,164
Accrued liabilities	37,530	241	4,966	42,737
Deferred tax liability - long-term	104,708	1,930	9,791	116,429
Other long-term liabilities	11,231	8,089	453	19,773
Total liabilities assumed	$290,690	$10,260	$23,260	$324,210
Total identifiable net assets	629,381	47,851	(16,053)	661,179
Noncontrolling interest	(2,235)	—	(1,704)	(3,939)
Goodwill	662,116	45,649	10,088	717,853
Total net assets	$1,289,262	$93,500	$(7,669)	$1,375,093

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the preliminary consideration paid for the HHI Business:

Negotiated sales price, excluding TLM Taiwan	$1,300,000
Working capital and other adjustments at December 17, 2012 close	(10,738)
Final working capital adjustment	(7,669)
Final purchase price, excluding TLM Taiwan	$1,281,593
Negotiated sales price, TLM Taiwan	100,000
Final TLM Taiwan working capital and other adjustments	(6,500)
Total HHI Business purchase price	$1,375,093

Business Acquisition, Pro Forma Information [Table Text Block]
The following reflects the Company's pro forma results had the results of the HHI Business been included for all periods presented.

	2013	2012	2011
Net sales:
Reported Net sales	$4,085,581	$3,252,435	$3,186,916
HHI Business adjustment (1)	191,777	973,648	975,096
Pro forma Net sales	$4,277,358	$4,226,083	$4,162,012

Net (loss) income:
Reported Net (loss) income (2) (3)	$(47,510)	$52,795	$(74,626)
HHI Business adjustment (1)	4,942	76,120	77,035
Pro forma Net (loss) income	$(42,568)	$128,915	$2,409

Business Combination, Acquisition and Integration Related Costs	36,932	0	0
Business Acquisition, Property Plant and Equipment Adjustment				10,007
Shaser, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The fair values recorded for the assets acquired and liabilities assumed for Shaser, including a reconciliation to the preliminary valuation reported as of December 30, 2012, are as follows:

	Preliminary Valuation December 30, 2012	Adjustments / reclassifications	Final Valuation September 30, 2013
Cash	$870	$—	$870
Intangible asset	35,500	(6,200)	29,300
Other assets	2,679	(2,531)	148
Total assets acquired	$39,049	$(8,731)	$30,318
Total liabilities assumed	14,398	(5,566)	8,832
Total identifiable net assets	24,651	(3,165)	21,486
Noncontrolling interest	(45,151)	(53)	(45,204)
Goodwill	63,880	3,269	67,149
Total identifiable net assets	$43,380	$51	$43,431
The following table summarizes the consideration paid for Shaser:

Negotiated sales price	$50,000
Less: negotiated sales price attributable to SB Holdings	6,197
Preliminary working capital adjustment	(423)
Final working capital adjustment	51
Final purchase price	$43,431

Business Combination, Acquisition and Integration Related Costs	$ 4,828	$ 0	$ 0